Plant and Equipment	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Plant and Equipment [Text Block]

9. Plant and Equipment

Cost	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2022	$306,802	$663	$17,538	$325,003
Disposals	(9,587)	-	-	(9,587)
Additions	55,353	-	10,296	65,649
Impairment	(119,033)	-	-	(119,033)
Foreign exchange on translation	(4,348)	-	(1,306)	(5,654)
Balance, March 31, 2023	$229,187	$663	$26,528	$256,378
Disposals	(5,584)	-	-	(5,584)
Additions	69,360	-	375	69,735
Acquisition	446	86	1,587	2,119
Foreign exchange on translation	(416)	-	(40)	(456)
Balance, March 31, 2024	$292,993	$749	$28,450	$322,192

Accumulated depreciation	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2022	$146,670	$-	$790	$147,460
Disposals	(6,250)	-	-	(6,250)
Depreciation	76,739	-	2,213	78,952
Impairment	(48,623)	-	-	(48,623)
Foreign exchange on translation	(2,300)	-	(89)	(2,389)
Balance, March 31, 2023	$166,236	$-	$2,914	$169,150
Disposals	(4,784)	-	-	(4,784)
Depreciation	61,302	-	2,230	63,532
Foreign exchange on translation	(970)	-	(92)	(1,062)
Balance, March 31, 2024	$221,784	$-	$5,052	$226,836

Carrying amount
Balance, March 31, 2023	$62,951	$663	$23,613	$87,228
Balance, March 31, 2024	$71,209	$749	$23,398	$95,356

During the year ended March 31, 2023, as digital currency prices declined and the ETH merger occurred, the Company determined that these factors were indicators of impairment. As a result, the Company performed impairment assessments during the year using both the value in use and fair value less costs to dispose models to determine the recoverable value. The recoverable value was lower than the carrying value of the assets during the year, and as a result, the Company recorded impairment totaling $70.4 million in the consolidated statements of (loss) income and comprehensive (loss) income.

During the year ended March 31, 2023, the Company revised the useful economic life of certain GPU machines because of the ETH merge from proof-of-work to proof-of-stake which occurred on September 15, 2022. As a result, the Company revised the useful economic life of these assets from 4 years to 2 years which in management's view reflects the efficiency and use of the equipment in light of the change in activities of these machines.

The Company continues to depreciate its plant and equipment over the remaining estimated useful economic life.

During the year ended March 31, 2024, there were no indicators of impairment or impairment reversal. The Company did not record any impairment charges or impairment reversal on its plant and equipment.